Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable, net consists of the following:

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$68,385,857	$54,456,082
Allowance for credit loss	(24,256,924)	(9,267,851)
Total accounts receivable, net	$44,128,933	$45,188,231

Movements of allowance for credit loss are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Beginning balance	$9,267,851	$3,009,363	$3,189,642
Addition	14,382,434	6,379,841	246,336
Recovery*	(42,778)	(4,656)	(374,078)
Disposal of GX CDT and TY CDT	—	(4,115)	—
Exchange rate effect	649,417	(120,812)	(52,537)
Ending balance	$24,256,924	$9,267,851	$3,009,363

*	The Company recovered accounts receivable for the years ended December 31, 2025, 2024 and 2023 due to collection of accounts receivable balances that had been provided for as allowance in prior periods.